Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000132088
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class A Shares
Trading Symbol	KGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 2,249,247,202
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 8,923,282
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.1%
Kazakhstan	2.9%
Singapore	3.1%
Brazil	3.3%
Hong Kong	3.5%
Russia	4.1%
Japan	4.4%
United Kingdom	4.6%
China	4.7%
South Africa	6.5%
United States	10.0%
Canada	14.5%
South Korea	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	3.9%
Anglo American Platinum, Ltd.	3.2%
Impala Platinum Holdings, Ltd.	3.0%
CK Hutchison Holdings, Ltd.	2.5%
Golden Agri-Resources, Ltd. Footnote Reference**	2.2%
Range Resources Corp.	2.1%
K+S AG	2.1%
Newmont Corp. CDI	2.1%
Korea Electric Power Corp.	1.9%
Baidu, Inc., Cl A	1.8%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000132089
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class I Shares
Trading Symbol	KGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,249,247,202
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 8,923,282
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.1%
Kazakhstan	2.9%
Singapore	3.1%
Brazil	3.3%
Hong Kong	3.5%
Russia	4.1%
Japan	4.4%
United Kingdom	4.6%
China	4.7%
South Africa	6.5%
United States	10.0%
Canada	14.5%
South Korea	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	3.9%
Anglo American Platinum, Ltd.	3.2%
Impala Platinum Holdings, Ltd.	3.0%
CK Hutchison Holdings, Ltd.	2.5%
Golden Agri-Resources, Ltd. Footnote Reference**	2.2%
Range Resources Corp.	2.1%
K+S AG	2.1%
Newmont Corp. CDI	2.1%
Korea Electric Power Corp.	1.9%
Baidu, Inc., Cl A	1.8%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000157593
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Class I Shares
Trading Symbol	KGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 550,264,897
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,258,558
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.5%
Germany	2.7%
Japan	3.0%
Hong Kong	3.5%
Brazil	3.6%
Kazakhstan	3.8%
United Kingdom	4.5%
China	4.9%
United States	6.9%
Russia	6.9%
South Africa	7.4%
Canada	10.6%
South Korea	11.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	4.1%
Anglo American Platinum, Ltd.	3.6%
Impala Platinum Holdings, Ltd.	3.5%
Newmont Corp. CDI	3.0%
Barrick Gold Corp.	2.9%
K+S AG	2.7%
CK Hutchison Holdings, Ltd.	2.6%
Golden Agri-Resources, Ltd. Footnote Reference**	2.6%
NAC Kazatomprom JSC GDR	2.0%
Baidu, Inc., Cl A	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
C000157592
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Investor Shares
Trading Symbol	KGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 550,264,897
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,258,558
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.5%
Germany	2.7%
Japan	3.0%
Hong Kong	3.5%
Brazil	3.6%
Kazakhstan	3.8%
United Kingdom	4.5%
China	4.9%
United States	6.9%
Russia	6.9%
South Africa	7.4%
Canada	10.6%
South Korea	11.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	4.1%
Anglo American Platinum, Ltd.	3.6%
Impala Platinum Holdings, Ltd.	3.5%
Newmont Corp. CDI	3.0%
Barrick Gold Corp.	2.9%
K+S AG	2.7%
CK Hutchison Holdings, Ltd.	2.6%
Golden Agri-Resources, Ltd. Footnote Reference**	2.6%
NAC Kazatomprom JSC GDR	2.0%
Baidu, Inc., Cl A	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund